Contents of Significant Accounts - Accounts Receivable, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable, net	$ 34,624,109	$ 1,248,165	$ 27,094,355
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	34,818,600		27,300,439
Loss Allowance [member]
Disclosure of financial assets [line items]
Loss Allowance	$ (194,491)		$ (206,084)